Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000175516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets EquityFund
Class Name	Class R6
Trading Symbol	RREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class R6/RREMX)	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class R6/RREMX)	30.34%	4.93%	8.20%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20, 2013) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 5,419,101,767
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 35,448,658
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

C000134842 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets EquityFund
Class Name	Class I
Trading Symbol	REEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class I/REEIX)	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class I/REEIX)	30.17%	4.92%	8.19%

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 5,419,101,767
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 35,448,658
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

C000134841 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	REEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class A/REEAX)	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class A/REEAX) — including maximum sales load (5.75%)	22.47%	3.45%	7.30%

RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	29.91%	4.68%	7.94%

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 5,419,101,767
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 35,448,658
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

C000138515 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class A
Trading Symbol	RSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark starting in September 2025 and continuing until we exited the position in the 1st quarter 2026.

Sector - ABS	Negative	Stress in other areas of the asset-backed securities market, especially solar, contributed negatively to fund performance.

Sector - Corporates	Positive	Positioning within corporates, especially in Financials and Consumer Cyclicals, helped offset some of the negative performance from asset-backed securities holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — including maximum sales load (1.50%)	-1.01%	1.61%	2.12%

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	0.51%	1.93%	2.28%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA 1‑3 Year US Corporate & Government Index (Strategy Benchmark)	3.96%	2.04%	2.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 11,667,889
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ (77,910)
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,667,889

Total number of portfolio holdings	86

Portfolio turnover rate as of the end of the reporting period	56%

Total advisory fee paid (net of fee waivers/reimbursements)	$(77,910)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

Material Fund Change [Text Block]	Material Fund Changes On March 19, 2026, the Fund’s Board of Trustees approved the liquidation and dissolution of the Fund, which will be effective June 22, 2026.
C000135576 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	RSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark starting in September 2025 and continuing until we exited the position in the 1st quarter 2026.

Sector - ABS	Negative	Stress in other areas of the asset-backed securities market, especially solar, contributed negatively to fund performance.

Sector - Corporates	Positive	Positioning within corporates, especially in Financials and Consumer Cyclicals, helped offset some of the negative performance from asset-backed securities holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	0.61%	2.05%	2.37%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA 1‑3 Year US Corporate & Government Index (Strategy Benchmark)	3.96%	2.04%	2.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 11,667,889
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ (77,910)
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,667,889

Total number of portfolio holdings	86

Portfolio turnover rate as of the end of the reporting period	56%

Total advisory fee paid (net of fee waivers/reimbursements)	$(77,910)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

Material Fund Change [Text Block]	Material Fund Changes On March 19, 2026, the Fund’s Board of Trustees approved the liquidation and dissolution of the Fund, which will be effective June 22, 2026.
C000135577 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class I
Trading Symbol	RUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income	Positive	Over the past year, the fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark.

Sector (ABS)	Positive	Strength in Residential and Auto asset-backed securities in the fund contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	4.02%	3.62%	2.96%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA US 1‑Year Treasury Bill Index (Strategy Benchmark)	3.75%	2.85%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 59,258,133
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ (67,444)
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$59,258,133

Total number of portfolio holdings	106

Portfolio turnover rate as of the end of the reporting period	49%

Total advisory fee paid (net of fee waivers/reimbursements)	$(67,444)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

C000138516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class A
Trading Symbol	RULFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income	Positive	Over the past year, the fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark.

Sector (ABS)	Positive	Strength in Residential and Auto asset-backed securities in the fund contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	3.81%	3.52%	2.87%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA US 1‑Year Treasury Bill Index (Strategy Benchmark)	3.75%	2.85%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 59,258,133
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ (67,444)
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$59,258,133

Total number of portfolio holdings	106

Portfolio turnover rate as of the end of the reporting period	49%

Total advisory fee paid (net of fee waivers/reimbursements)	$(67,444)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

C000217814 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class A
Trading Symbol	RGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class A/RGPAX)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class A/RGPAX) — including maximum sales load (5.75%)	8.33%	3.39%	9.86%(a)

RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	14.92%	4.61%	10.52%(a)

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 429,043,255
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,871,538
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

C000146417 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class I
Trading Symbol	RGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class I/RGOIX)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

RBC Global Opportunities Fund — Class I	| 1

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class I/RGOIX)	15.20%	4.88%	10.77%

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 429,043,255
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,871,538
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

RBC Global Opportunities Fund — Class I	| 2

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

C000175517 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class R6
Trading Symbol	RGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class R6/RGORX)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class R6/RGORX)	15.21%	4.92%	10.82%(a)

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 429,043,255
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,871,538
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

C000195522 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class R6
Trading Symbol	RMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$110	0.90%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	44.31%	7.40%	6.88%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%
(a) Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 101,261,125
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 346,761
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

C000195521 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class I
Trading Symbol	REMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$119	0.97%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class I/REMVX)	44.34%	7.33%	6.82%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 101,261,125
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 346,761
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

C000195520 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ValueEquity Fund
Class Name	Class A
Trading Symbol	REVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$148	1.21%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class A/REVAX) — including maximum sales load (5.75%)	35.70%	5.81%	5.80%(a)

RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	44.01%	7.08%	6.57%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 101,261,125
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 346,761
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

C000235076 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class A
Trading Symbol	RCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class A/RCEAX)	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class A/RCEAX) — including maximum sales load (5.75%)	17.73%	4.77%(a)

RBC China Equity Fund (Class A/RCEAX) — excluding sales load	24.89%	6.34%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 6,478,785
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ (219,595)
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

C000235077 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class I
Trading Symbol	RBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class I/RBCIX)	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class I/RBCIX)	25.15%	6.59%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 6,478,785
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ (219,595)
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

C000235075 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class R6
Trading Symbol	RBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class R6/RBCRX)	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class R6/RBCRX)	25.31%	6.66%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 6,478,785
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ (219,595)
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

C000240115 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex‑China Equity Fund
Class Name	Class R6
Trading Symbol	RECRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class R6/RECRX)	$109	0.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class R6/RECRX)	41.18%	18.58%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 69,141,241
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 193,395
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240114 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex‑ChinaEquity Fund
Class Name	Class I
Trading Symbol	RECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class I/RECIX)	$109	0.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class I/RECIX)	41.25%	18.60%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 69,141,241
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 193,395
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240113 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex‑China Equity Fund
Class Name	Class A
Trading Symbol	RECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX)	$136	1.13%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX) — including maximum sales load (5.75%)	32.64%	16.14%(a)

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX) — excluding sales load	40.73%	18.25%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 69,141,241
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 193,395
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240118 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class A
Trading Symbol	RIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class A/RIEAX)	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class A/RIEAX) — including maximum sales load (5.75%)	6.99%	8.58%(a)

RBC International Equity Fund (Class A/RIEAX) — excluding sales load	13.48%	10.55%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 28,192,776
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ (65,366)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

C000240117 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class I
Trading Symbol	RIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class I/RIEIX)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class I/RIEIX)	13.73%	10.82%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 28,192,776
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ (65,366)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

C000240116 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class R6
Trading Symbol	RIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class R6/RIERX)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class R6/RIERX)	13.79%	10.89%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 28,192,776
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ (65,366)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

C000240119 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class R6/RISRX)	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class R6/RISRX)	25.63%	13.43%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1-800-973-0073.
Net Assets	$ 7,553,154
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ (205,137)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

C000240121 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small CapEquity Fund
Class Name	Class I
Trading Symbol	RISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class I/RISIX)	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class I/RISIX)	25.47%	13.35%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 7,553,154
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ (205,137)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

C000240120 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class A/RISSX)	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class A/RISSX) — including maximum sales load (5.75%)	17.96%	11.06%(a)

RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	25.17%	13.07%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 7,553,154
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ (205,137)
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%